United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/08

Date of Reporting Period:  Fiscal year ended 9/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2008		2007	2006		2005 [2]	2004
Net Asset Value, Beginning of Period	$10.02		$10.05	$10.05		$10.10	$10.15
Income From Investment Operations:
Net investment income	0.33		0.33	0.29		0.19	0.13
Net realized and unrealized loss on investments	(0.11)		(0.03)	(0.00	) [3]	(0.05)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.30	0.29		0.14	0.08
Less Distributions:
Distributions from net investment income	(0.32)		(0.33)	(0.29)		(0.19)	(0.13)
Net Asset Value, End of Period	$ 9.92		$10.02	$10.05		$10.05	$10.10
Total Return [4]	2.27%		3.01%	2.89%		1.42%	0.75%

Ratios to Average Net Assets:
Net expenses	0.80	% [5]	0.80%	0.80%		0.80%	0.80%
Net investment income	3.12%		3.26%	2.76%		1.86%	1.23%
Expense waiver/reimbursement [6]	0.45%		0.50%	0.49%		0.44%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$566,536		$67,502	$81,366		$230,669	$341,469
Portfolio turnover	123%		52%	46%		55%	69%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended September 30, 2008 is 0.80% after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,012.60	$4.03
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.00	$4.04

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.27% for the Class A Shares. 1 The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 2 the fund's benchmark index, was 4.20% during the 12-month reporting period. The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 3 a performance benchmark for the fund, was 2.07% during the 12-month reporting period. The total return for the fund's Class A Shares for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses that were not reflected in the total return of the LB1MB.

1 The fund offers another class of shares, Institutional Shares. The fund's total return, based on net asset value, for the 12-month reporting period was 2.73% for the Institutional Shares. A separate Annual Shareholder Report has been prepared for the fund's Institutional Shares and it is available free of charge by visiting FederatedInvestors.com or calling 1-800-341-7400.

2 The LB1MB is the one-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LB1MB is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration 4 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 5 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the fund's Class A Shares. The 2.27% total return of the Class A Shares for the reporting period consisted of 3.27% of tax-exempt dividend income and 1.00% of price depreciation as the net asset value of the fund declined by 10 cents to $9.92 during the reporting period. 6

MARKET OVERVIEW

During the 12-month reporting period ended September 30, 2008, the market's perception of risk changed significantly. Market volatility spiked and a credit crunch developed as banks tightened credit standards and the money markets suffered dislocations in response to the bursting of the housing bubble. Toward the end of the reporting period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply. Short-term note and bond yield levels exhibited extremely high levels of volatility as the crisis of confidence in both domestic and international financial institutions heightened. Fannie Mae and Freddie Mac were placed into conservatorship by the U.S. Treasury, Lehman Brothers filed for bankruptcy, AIG averted bankruptcy through support from the Federal Reserve (the "Fed") and a large taxable money market fund fell below $1 net asset value.

These developments prompted a sharp crisis of confidence in financial markets, with unsecured short-term interest rates spiking upwards, flight-to-safety buying of U.S. Treasury securities, worldwide equity markets declining and steep erosion in trading liquidity in tax-exempt municipal and various bond markets. This led to volatile financial market conditions and an increased investor preference for safe assets as well as revisions in expectations concerning Fed policy. The Fed reduced the federal funds target rate (FFTR) from 4.75% to 2.00% and changed its bias to a downside risk to growth.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

5 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

6 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

Near the end of the reporting period, both the U.S. House and Senate voted for a $700 billion government rescue plan that would allow for stabilization of the troubled banks by purchasing distressed mortgage securities and loans from their balance sheets and provide for direct capital injections into the banks. In this environment, market expectations regarding future interest rate policy of the Fed shifted toward a strong bias for additional interest rate cuts for the FFTR. Subsequent to the end of the reporting period, the Fed cut the FFTR to 1.50% on October 8, 2008 and to 1.00% on October 29, 2008.

The two-year Treasury note yield, reflecting this volatility at the end of the reporting period and the cuts in the FFTR, moved the yield from 4.00% in October 2007 to 1.96% at period end. The AAA-rated two-year tax-exempt municipal bond yield reacted with less volatility as yields moved from 3.48% in October 2007 to a low of 2.04% in February 2008 before ending the reporting period at 2.48%. As Treasury note yields declined 204 basis points during the reporting period and tax-exempt municipal yields declined only 100 basis points, short-term tax-exempt municipal bonds underperformed Treasury notes as Treasury note prices rose due to the significant decline in Treasury yields.

The tax-exempt municipal yield curve steepened significantly during the 12-month period with short-term interest rates (maturities less than three years) declining 73 to 100 basis points while long-term interest rates (maturities beyond 10 years) increased 30 to 70 basis points. A steepening of the yield curve means that as security maturities get longer incremental income from securities increases. As a result of this steepening, and because prices move inversely to yield movement, short-term tax-exempt municipal bonds outperformed intermediate and longer-term tax-exempt municipal bonds over the reporting period.

Credit spreads were wider for BBB rated (or comparable quality) debt than for other investment-grade rated (AAA, AA, A or comparable quality) debt, 7 meaning that the yield on the BBB-rated debt improved to a greater extent than for other investment-grade rated debt. Credit spreads for high-yield tax-exempt municipal debt (noninvestment-grade bonds rated below BBB or unrated of comparable quality) widened more than investment-grade debt, causing high-yield debt to significantly underperform investment-grade debt.

7 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

During the reporting period, general obligation bonds, which are secured by taxing powers, and pre-refunded bonds, which are secured by U.S. treasury securities, outperformed most revenue bond sectors. Within the LB1MB, revenue bond sectors that provided essential services such as water and sewer, education and transportation did better than those related to industrial development and pollution control projects, tobacco and healthcare.

DURATION

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration has generally ranged from 0.5 to 1.0 years. As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 0.75 years, and the fund's average dollar-weighted average duration over the reporting period was approximately 0.77 years. The duration of the LB1MB was 1.39 years at the end of the reporting period. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. Because the fund has a structural duration range that is always shorter than the duration of the LB1MB, when interest rates decline, the fund's net asset value will benefit less than LB1MB. The shorter duration of the fund relative to LB1MB benchmark detracted from fund performance over the period, but helped the fund relative to the LTEMMFCA.

MATURITY/YIELD CURVE

With the Fed cutting the FFTR by 2.75% over the 12-month reporting period, the yield curve steepened significantly. Tax-exempt municipal bonds with maturities from two to four years performed the best, followed by bonds with maturities from one to two years. With significant new cash flows into the fund over the reporting period, the fund was managed with a concentration on maintaining a barbell structure of 50% to 60% weighting in variable rate demand notes (VRDNs) and municipal auction rate securities (ARS) combined with a 40% to 50% weighting in bonds with maturities from one to three years.

The LB1MB does not contain any bonds with less than one year remaining to maturity nor does it include any VRDNs or ARS. An increase in the portfolio weighting in liquid VRDNs and ARS from 40% to 55% slightly detracted from fund performance relative to LB1MB as these instruments slightly underperformed the positive price performance and total return of bonds contained in the LB1MB. These instruments provided above-average tax-exempt income but less of the taxable price gain of the fixed-rate bonds in the LB1MB. 6

Higher coupon tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon tax-exempt municipal bonds (bonds with lower interest rate payments) during the reporting period to help provide protection against the volatility in interest rates. These strategies generally benefited the fund's performance.

SECTOR ALLOCATION

During the 12-month reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities backed by hospital, public power, electric and gas, and industrial development/pollution control projects. The fund allocated less of the portfolio to pre-refunded and general obligation bonds issued by the state and local issuers than the LB1MB. These allocations hurt the fund's performance due to the widening of credit spreads within the overweighted sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. In addition, the fund's modest allocation to floating rate securities whose valuation is linked to the level of tax-exempt municipal versus taxable interest rates detracted from fund performance.

CREDIT QUALITY

With significant new cash inflows into the fund, the overall credit quality and liquidity of the fund was improved significantly over the 12-month reporting period. The average credit quality of the fund was improved to AA from A during the reporting period. Although there was no appreciable change in fundamental tax-exempt municipal credit quality over the period, both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds rated A or BBB relative to bonds rated in the higher-rated categories. The upgrade in the average quality of the portfolio helped the performance of the fund relative to the LB1MB.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Ultrashort Fund (Class A Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2008, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns [3] for the Period Ended 9/30/2008
1 Year	0.27%
5 Years	1.65%
Start of Performance (10/24/2000)	2.16%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00% ..

1 Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% for newly purchased Class A Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LB1MB is the one-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average. The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in the LB1MB or the LTEMMFCA. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

3 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	47.0%
Hospital	10.6%
Industrial Development Bond/Pollution Control Revenue	6.4%
Public Power	5.0%
General Obligation--Local	4.8%
General Obligation--State	4.7%
Electric and Gas	4.5%
Bank Enhanced	4.4%
Education	4.2%
Transportation	3.1%
Other [2]	4.7%
Other Assets and Liabilities--Net [3]	0.6%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector.

2 For purposes of this table, sector classifications constitute 94.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2008

Principal Amount			Value
		MUNICIPAL BONDS--65.0%
		Alabama--3.2%
$2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	$2,073,278
1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,538,403
14,975,000		Health Care Authority for Baptist Health, AL, (Series B) ARS (Baptist Healthcare System)/(Assured Guaranty Corp. INS), 9.00%, 10/3/2008	14,975,000
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	500,860
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	643,325
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,051,840
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	301,566
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	506,805
		TOTAL	24,591,077
		Arizona--2.4%
1,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2009	1,004,750
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,035,860
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,047,320
3,000,000		Maricopa County, AZ Pollution Control Corp., (Series 2005B) ARS (El Paso Electric Co.), 9.650%, 10/3/2008	3,000,000
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,904,450
1,650,000		Yuma, AZ IDA, (Series A) ARS (Yuma Regional Medical Center)/(FSA INS), 14.00%, 10/24/2008	1,650,000
5,625,000		Yuma, AZ IDA, (Series B) ARS (Yuma Regional Medical Center)/(FSA INS), 14.00%, 10/24/2008	5,625,000
		TOTAL	18,267,380
		Arkansas--0.1%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	708,807
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--4.2%
$2,200,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	$2,212,540
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,026,460
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,027,780
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,181,285
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,138,550
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	981,610
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,046,770
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	999,660
9,150,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2005B-2) ARS, 4.980%, 10/2/2008	9,150,000
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, (Series 2008), 5.00%, 4/1/2011	2,848,863
		TOTAL	31,613,518
		Colorado--1.8%
175,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	173,378
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,501,650
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	400,312
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	501,570
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,505,075
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,006,720
3,900,000		Denver, CO City & County Airport Authority, (Series F4) ARS (Assured Guaranty Corp. INS), 3.500%, 10/2/2008	3,900,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$700,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$693,511
3,000,000		Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2008	2,994,960
		TOTAL	13,677,176
		Florida--3.7%
3,000,000		Alachua County, FL Health Facilities Authority, Revenue Bonds (Series 2007A), 2.753% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	1,890,000
1,320,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,204,064
54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	33,771
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,048,200
330,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	311,642
2,580,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2009	2,627,188
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,332,830
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,540,307
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,513,027
360,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	353,578
7,000,000		Highlands County, FL Health Facilities Authority, (Series 2007D) ARS (Adventist Health System)/(MBIA Insurance Corp. INS), 8.000%, 10/2/2008	7,000,000
		TOTAL	27,854,607
		Georgia--3.5%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,023,220
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/11/2011	2,134,650
4,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	5,076,576
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$700,000		Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	$677,180
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,988,800
5,000,000		Monroe County, GA Development Authority, PCRBs (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,335,950
735,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	742,585
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,049,850
6,400,000		Rockdale County, GA Hospital Authority, (Series A) ARS (Rockdale Medical Center, Inc.)/(Radian Asset Assurance, Inc. LOC), 7.715%, 10/30/2008	6,400,000
		TOTAL	26,428,811
		Illinois--5.1%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,101,320
3,000,000		Illinois Development Finance Authority, Adjustable Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,932,230
34,000,000		Illinois Finance Authority, (Series 2005) ARS (Southern Illinois Healthcare Enterprises, Inc.)/(FSA INS), 5.000%, 10/15/2008	34,000,000
		TOTAL	39,033,550
		Indiana--2.2%
2,525,000		Carmel Clay Schools, IN, 4.00% TANs, 12/31/2008	2,519,395
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	781,474
9,950,000		Indiana Health Facility Financing Authority, (Series B) ARS (Clarian Health Partners, Inc.)/(MBIA Insurance Corp. INS), 3.230%, 10/1/2008	9,950,000
2,750,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,800,793
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 8/1/2010	992,940
		TOTAL	17,044,602
		Iowa--0.3%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	498,905
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--continued
$1,455,000		Iowa Finance Authority, Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	$1,313,501
685,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	685,281
		TOTAL	2,497,687
		Kansas--0.3%
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	440,137
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,555,187
		TOTAL	1,995,324
		Kentucky--0.4%
2,830,000		University of Louisville, KY, Revenue Bonds (Series 2008A), 4.00%, 9/1/2009	2,872,705
		Louisiana--0.4%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,019,040
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	830,025
		TOTAL	2,849,065
		Maryland--1.4%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,429,590
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,035,050
5,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,279,300
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,154,167
		TOTAL	10,898,107
		Massachusetts--0.6%
675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	690,525
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,419,087
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,525,006
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	$1,043,230
		TOTAL	4,677,848
		Michigan--0.3%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,374,459
750,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	765,150
		TOTAL	2,139,609
		Minnesota--0.3%
2,000,000		St. Louis Park, MN Health Care Facilities, Refunding Revenue Bonds (Series 2008C), 5.50% (Park Nicollet Health Services), 7/1/2009	2,027,400
250,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	251,848
		TOTAL	2,279,248
		Mississippi--0.6%
3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,354,566
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,242,432
		TOTAL	4,596,998
		Missouri--0.5%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,251,713
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,682,849
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,024,406
		TOTAL	3,958,968
		Nebraska--0.2%
425,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,993
1,170,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,212,506
		TOTAL	1,639,499
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--1.9%
$2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	$2,054,100
2,350,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,299,452
1,680,000		Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00%, 7/1/2010	1,770,065
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,144,560
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	707,011
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	461,959
1,480,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	963,450
1,445,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,439,018
760,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	738,834
		TOTAL	14,578,449
		New Jersey--2.3%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	503,550
6,636,000		Bayonne, NJ, 5.00% BANs, 10/24/2008	6,634,341
1,400,000		Hudson County, NJ Improvement Authority, (Series 2007), 6.00% RANs (West New York, NJ), 10/14/2008	1,400,434
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	2,053,340
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,037,490
2,950,000		Passaic, NJ Parking Authority, 4.50% RANs (GTD by Passaic, NJ), 5/22/2009	2,957,493
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/10/2008	2,999,520
		TOTAL	17,586,168
		New Mexico--0.3%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012	1,954,360
255,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	257,275
		TOTAL	2,211,635
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--1.3%
$4,000,000		Medina, NY Central School District, 3.50% BANs, 9/3/2009	$4,002,720
1,250,000		MTA Transportation Revenue, (Series 2005D-2) ARS, 8.230%, 10/3/2008	1,250,000
540,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	540,308
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,051,540
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,091,280
		TOTAL	9,935,848
		North Carolina--5.1%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,642,275
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,088,520
1,225,000		North Carolina Medical Care Commission, (Series 2002) ARS (North Carolina Baptist Hospitals, Inc.)/(MBIA Insurance Corp. INS), 8.500%, 10/3/2008	1,225,000
21,275,000		North Carolina Medical Care Commission, (Series 2006D) ARS (University Health Systems of Eastern Carolina)/(AMBAC INS), 9.000%, 10/3/2008	21,275,000
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,543,005
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,405,885
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,126,920
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,121,180
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,134,640
		TOTAL	38,562,425
		Ohio--2.1%
2,310,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	2,294,130
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	984,620
2,210,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	2,210,088
7,280,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	7,263,329
1,200,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,191,636
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	$1,719,690
		TOTAL	15,663,493
		Oregon--0.3%
2,040,000		Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,085,553
		Pennsylvania--1.5%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,539,060
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	3,075,300
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,144,987
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2007), 4.00% TOBs (PSEG Power LLC), Mandatory Tender 1/15/2009	2,002,820
2,700,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 2.533% (Guthrie Healthcare System, PA), 12/1/2017	2,281,500
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	746,880
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	735,893
		TOTAL	11,526,440
		South Carolina--1.2%
3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,569,141
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 8.71% (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,475,000
		TOTAL	9,044,141
		Tennessee--1.9%
1,875,000		Knox County, TN Health Education & Housing Facilities Board, (Series 20006B) ARS (Covenant Health Systems)/(Radian Asset Assurance, Inc. INS), 7.050%, 10/3/2008	1,875,000
950,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006B-3) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 6.000%, 10/2/2008	950,000
9,975,000		Knox County, TN Health Education & Housing Facilities Board, (Series B2) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 8.050%, 10/3/2008	9,975,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	$510,960
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	466,776
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,007,800
		TOTAL	14,785,536
		Texas--9.5%
15,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2006A) ARS (Dallas Center for the Performing Arts Foundation, Inc.)/(MBIA Insurance Corp. INS), 7.500%, 10/2/2008	15,000,000
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,015,991
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	953,580
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,367,850
1,500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 3.00% (Baylor College of Medicine), 11/15/2009	1,495,935
500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	504,705
755,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	754,094
5,700,000		Harris County, TX HFDC, (Series A) ARS (Hermann Hospital)/(MBIA Insurance Corp. INS), 11.900%, 10/3/2008	5,700,000
15,000,000		Harris County, TX HFDC, (Series A-1) ARS (Baylor College of Medicine)/(AMBAC INS), 8.250%, 10/2/2008	15,000,000
7,600,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 8.50%, 10/3/2008	7,600,000
1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,023,610
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,315,763
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,040,070
3,500,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,620,470
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	$520,115
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	515,110
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	523,575
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	975,090
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	502,770
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 2.289%, 9/15/2010	1,175,000
7,250,000		Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,564,288
1,000,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,033,800
1,500,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,571,445
750,000		Tyler, TX HFDC, Revenue Refunding & Improvement Bonds (Series 2007A), 5.00% (East Texas Medical Center Regional Healthcare System), 11/1/2008	750,690
		TOTAL	72,523,951
		Utah--1.2%
6,600,000		Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2008	6,648,114
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,141,360
		TOTAL	9,789,474
		Virginia--1.1%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	1,997,520
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,009,760
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,003,110
4,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2008	4,000,000
		TOTAL	8,010,390
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--1.3%
$3,140,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	$3,251,219
3,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,139,440
1,000,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2009	1,019,240
1,585,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	1,641,141
825,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2008	825,891
		TOTAL	9,876,931
		West Virginia--1.3%
5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	4,862,400
5,025,000		West Virginia State Hospital Finance Authority, (Series 2007A) ARS (Camden Clark Memorial Hospital)/(Assured Guaranty Corp. INS), 7.500%, 10/3/2008	5,025,000
		TOTAL	9,887,400
		Wisconsin--0.6%
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,014,160
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,880,555
		TOTAL	4,894,715
		Wyoming--0.6%
4,200,000		Albany County, WY, PCRBs (Series 1985), 5.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2008	4,201,764
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $498,739,365)	494,788,899
		SHORT-TERM MUNICIPALS--34.4% [4]
		Alabama--1.3%
9,860,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5) Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.500%, 10/2/2008	9,860,000
		Alaska--0.2%
1,700,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 4.250%, 10/1/2008	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		California--3.9%
$6,350,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 10/1/2008	$6,350,000
200,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 4.000%, 10/1/2008	200,000
300,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 10/1/2008	300,000
300,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs), 3.950%, 10/1/2008	300,000
8,910,000	[1,2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 5.150%, 10/2/2008	8,910,000
9,730,000	[1,2]	California State, MACON Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.950%, 10/2/2008	9,730,000
3,980,000	[1,2]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.900%, 10/2/2008	3,980,000
		TOTAL	29,770,000
		Florida--0.6%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 9.100%, 10/1/2008	4,500,000
		Illinois--0.4%
3,000,000		Chicago, IL Board of Education, (Series 2004C-1) Daily VRDNs (FSA INS)/ (DePfa Bank PLC LIQ), 4.600%, 10/1/2008	3,000,000
		Louisiana--3.6%
5,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 4.850%, 10/1/2008	5,000,000
22,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 4.850%, 10/1/2008	22,000,000
		TOTAL	27,000,000
		Minnesota--0.4%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 8.950%, 10/1/2008	3,250,000
		New Hampshire--1.1%
7,000,000		New Hampshire HEFA, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 4.350%, 10/1/2008	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		New Hampshire--continued
$1,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 6.400%, 10/2/2008	$1,300,000
		TOTAL	8,300,000
		New Jersey--1.3%
10,175,000		New Jersey State Educational Facilities Authority, (Series 2005C) ARS (Seton Hall University), 8.00%, 10/2/2008	10,175,000
		New Mexico--2.8%
21,185,000		New Mexico State Hospital Equipment Loan Council, (Series 2005A) Weekly VRDNs (Presbyterian Healthcare Services)/(FSA INS)/(Citibank NA, New York LIQ), 8.150%, 10/2/2008	21,185,000
		New York--1.7%
1,440,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 7.750%, 10/1/2008	1,440,000
11,595,000	[1,2]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.800%, 10/2/2008	11,595,000
		TOTAL	13,035,000
		North Carolina--0.8%
5,585,000	[1,2]	North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.130%, 10/2/2008	5,585,000
500,000		North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 10.000%, 10/1/2008	500,000
		TOTAL	6,085,000
		Oklahoma--0.7%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 8.350%, 10/1/2008	1,000,000
4,000,000	[1,2]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 6.750%, 10/2/2008	4,000,000
		TOTAL	5,000,000
		Pennsylvania--6.6%
31,705,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2007-47) Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.410%, 10/2/2008	31,705,000
4,745,000		Hamburg, PA Area School District, (Series of 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 8.250%, 10/2/2008	4,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Pennsylvania--continued
$5,700,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.350%, 10/2/2008	$5,700,000
3,620,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 5.000%, 10/1/2008	3,620,000
1,760,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/ (JPMorgan Chase Bank, N.A. LIQ), 4.250%, 10/1/2008	1,760,000
2,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	2,900,000
		TOTAL	50,430,000
		Tennessee--3.3%
1,600,000		Sevier County, TN Public Building Authority, (Series IV-B-2) Daily VRDNs (Greeneville (Town of), TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.500%, 10/1/2008	1,600,000
22,800,000		Sevier County, TN Public Building Authority, (Series IV-C-1) Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.500%, 10/1/2008	22,800,000
400,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 10/1/2008	400,000
		TOTAL	24,800,000
		Texas--3.5%
18,000,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 8.000%, 10/2/2008	18,000,000
2,400,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 4.250%, 10/1/2008	2,400,000
6,400,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 4.250%, 10/1/2008	6,400,000
		TOTAL	26,800,000
		Utah--1.4%
10,900,000		Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/ (GTD by WestLB AG LIQ), 4.250%, 10/1/2008	10,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Virginia--0.8%
$1,000,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	$1,000,000
1,455,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	1,455,000
2,400,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	2,400,000
1,325,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	1,325,000
		TOTAL	6,180,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $261,970,000)	261,970,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $760,709,365) [5]	756,758,899
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	4,497,471
		TOTAL NET ASSETS--100%	$761,256,370

Securities that are subject to the federal alternative minimum tax (AMT) represent 2.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $88,269,450, which represented 11.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At September 30, 2008, these liquid restricted securities amounted to $85,365,000, which represented 11.2% of total net assets.

3 Non-income-producing security.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $760,699,764.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC(s)	--Letter of Credit(s)
LT	--Limited Tax
PCFA	--Pollution Control Facilities Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RANs	--Revenue Anticipation Notes
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008

Assets:
Total investments in securities, at value (identified cost $760,709,365)		$756,758,899
Cash		36,577
Income receivable		5,690,784
Receivable for investments sold		29,743,333
Receivable for shares sold		12,179,465
TOTAL ASSETS		804,409,058
Liabilities:
Payable for investments purchased	$16,735,759
Payable for shares redeemed	25,632,907
Income distribution payable	530,931
Payable for Directors'/Trustees' fees	331
Payable for distribution services fee (Note 5)	93,301
Payable for shareholder services fee (Note 5)	109,248
Accrued expenses	50,211
TOTAL LIABILITIES		43,152,688
Net assets for 76,759,030 shares outstanding		$761,256,370
Net Assets Consist of:
Paid-in capital		$769,537,663
Net unrealized depreciation of investments		(3,950,466)
Accumulated net realized loss on investments		(4,333,810)
Undistributed net investment income		2,983
TOTAL NET ASSETS		$761,256,370
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$194,720,372 ÷ 19,634,488 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share		$9.92
Class A Shares:
$566,535,998 ÷ 57,124,542 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.92
Offering price per share (100/98.00 of $9.92) [1]		$10.12
Redemption proceeds per share		$9.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2008

Investment Income:
Interest			$14,919,771
Expenses:
Investment adviser fee (Note 5)		$2,261,336
Administrative personnel and services fee (Note 5)		294,603
Custodian fees		15,701
Transfer and dividend disbursing agent fees and expenses		42,068
Directors'/Trustees' fees		9,663
Auditing fees		23,400
Legal fees		14,508
Portfolio accounting fees		100,295
Distribution services fee--Class A Shares (Note 5)		555,739
Shareholder services fee--Class A Shares (Note 5)		550,665
Account administration fee--Class A Shares		2,776
Share registration costs		39,084
Printing and postage		35,232
Insurance premiums		3,392
Taxes		6,793
Miscellaneous		2,306
TOTAL EXPENSES		3,957,561
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(1,503,116)
Waiver of administrative personnel and services fee (Note 5)	(7,686)
Waiver of distribution services fee--Class A Shares (Note 5)	(110,660)
Reduction of custodian fees	(1,594)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,623,056)
Net expenses			2,334,505
Net investment income			12,585,266
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,286,613)
Net change in unrealized depreciation of investments			(3,289,467)
Net realized and unrealized loss on investments			(4,576,080)
Change in net assets resulting from operations			$8,009,186

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,585,266	$8,142,218
Net realized loss on investments	(1,286,613)	(147,971)
Net change in unrealized appreciation/depreciation on investments	(3,289,467)	(553,709)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,009,186	7,440,538
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,676,675)	(5,620,962)
Class A Shares	(6,895,399)	(2,520,965)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,572,074)	(8,141,927)
Share Transactions:
Proceeds from sale of shares	876,468,265	96,788,530
Net asset value of shares issued to shareholders in payment of distributions declared	7,994,458	3,829,225
Cost of shares redeemed	(330,237,970)	(128,759,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	554,224,753	(28,142,134)
Change in net assets	549,661,865	(28,843,523)
Net Assets:
Beginning of period	211,594,505	240,438,028
End of period (including undistributed (distributions in excess of) net investment income of $2,983 and $(112), respectively)	$761,256,370	$211,594,505

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on October 1, 2007. As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,256,416	$181,907,226	6,097,526	$61,188,770
Shares issued to shareholders in payment of distributions declared	200,472	1,997,037	170,696	1,713,686
Shares redeemed	(13,203,938)	(131,652,809)	(7,711,987)	(77,409,261)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,252,950	$52,251,454	(1,443,765)	$(14,506,805)

Year Ended September 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	69,734,047	$694,561,039	3,545,246	$35,599,760
Shares issued to shareholders in payment of distributions declared	602,669	5,997,421	210,717	2,115,539
Shares redeemed	(19,949,515)	(198,585,161)	(5,113,477)	(51,350,628)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	50,387,201	$501,973,299	(1,357,514)	$(13,635,329)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	55,640,151	$554,224,753	(2,801,279)	$(28,142,134)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(10,097)	$10,097

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$12,572,074	$8,141,927

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$2,983
Net unrealized depreciation	$(3,940,865)
Capital loss carryforwards and deferrals	$(4,343,411)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At September 30, 2008, the cost of investments for federal tax purposes was $760,699,764. The net unrealized depreciation of investments for federal tax purposes was $3,940,865. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $389,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,329,994.

At September 30, 2008, the Fund had a capital loss carryforward of $3,056,708 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$978,739
2015	$631,311
2016	$148,172

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, for federal income tax purposes, post October losses of $1,286,703 were deferred to October 1, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the Adviser voluntarily waived $1,503,116 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,686 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, FSC voluntarily waived $110,660 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2008, FSC retained $218,972 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2008, FSC retained $7,244 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2008, FSSC received $1,569 of fees paid by the Fund.

On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement for the Fund's Institutional Shares to reduce the shareholder services fee from 0.25% to zero. The amendment to the shareholder services agreement for the Institutional Shares was effective November 30, 2007. For the year ended September 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended September 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $516,305,234 and $496,795,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended September 30, 2008, the Fund's expenses were reduced by $1,594 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2008, were as follows:

Purchases	$693,242,762
Sales	$328,104,293

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

29303 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2008		2007	2006		2005 [2]	2004
Net Asset Value, Beginning of Period	$10.02		$10.05	$10.05		$10.10	$10.15
Income From Investment Operations:
Net investment income	0.37		0.37	0.33		0.24	0.17
Net realized and unrealized loss on investments	(0.10)		(0.03)	(0.00	) [3]	(0.05)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.27		0.34	0.33		0.19	0.12
Less Distributions:
Distributions from net investment income	(0.37)		(0.37)	(0.33)		(0.24)	(0.17)
Net Asset Value, End of Period	$ 9.92		$10.02	$10.05		$10.05	$10.10
Total Return [4]	2.73%		3.47%	3.36%		1.88%	1.20%

Ratios to Average Net Assets:
Net expenses	0.35	% [5]	0.35%	0.35%		0.35%	0.35%
Net investment income	3.64%		3.71%	3.26%		2.31%	1.69%
Expense waiver/reimbursement [6]	0.40%		0.45%	0.44%		0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$194,720		$144,092	$159,072		$282,472	$468,411
Portfolio turnover	123%		52%	46%		55%	69%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended September 30, 2008 is 0.35% after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,014.80	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.25	$1.77

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.73% for the Institutional Shares. 1 The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 2 the fund's benchmark index, was 4.20% during the 12-month reporting period. The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 3 a performance benchmark for the fund, was 2.07% during the 12-month reporting period. The total return for the fund's Institutional Shares for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the LB1MB.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration 4 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 5 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the fund's performance relative to the LB1MB.

1 The fund offers another class of shares, Class A Shares. The fund's total return, based on net asset value, for the 12-month reporting period was 2.27% for the Class A Shares. A separate Annual Shareholder Report has been prepared for the fund's Class A Shares and it is available free of charge by visiting FederatedInvestors.com or calling 1-800-341-7400.

2 The LB1MB is the one-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LB1MB is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

5 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

The following discussion will focus on the fund's Institutional Shares. The 2.73% total return of the Institutional Shares for the reporting period consisted of 3.73% of tax-exempt dividend income and 1.00% of price depreciation as the net asset value of the fund declined by 10 cents to $9.92 during the reporting period. 6

MARKET OVERVIEW

During the 12-month reporting period ended September 30, 2008, the market's perception of risk changed significantly. Market volatility spiked and a credit crunch developed as banks tightened credit standards and the money markets suffered dislocations in response to the bursting of the housing bubble. Toward the end of the reporting period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, deteriorated sharply. Short-term note and bond yield levels exhibited extremely high levels of volatility as the crisis of confidence in both domestic and international financial institutions heightened. Fannie Mae and Freddie Mac were placed into conservatorship by the U.S. Treasury, Lehman Brothers filed for bankruptcy, AIG averted bankruptcy through support from the Federal Reserve (the "Fed") and a large taxable money market fund fell below $1 net asset value.

These developments prompted a sharp crisis of confidence in financial markets, with unsecured short-term interest rates spiking upwards, flight-to-safety buying of U.S. Treasury securities, worldwide equity markets declining and steep erosion in trading liquidity in tax-exempt municipal and various bond markets. This led to volatile financial market conditions and an increased investor preference for safe assets as well as revisions in expectations concerning Fed policy. The Fed reduced the federal funds target rate (FFTR) from 4.75% to 2.00% and changed its bias to a downside risk to growth.

Near the end of the reporting period, both the U.S. House and Senate voted for a $700 billion government rescue plan that would allow for stabilization of the troubled banks by purchasing distressed mortgage securities and loans from their balance sheets and provide for direct capital injections into the banks. In this environment, market expectations regarding future interest rate policy of the Fed shifted toward a strong bias for additional interest rate cuts for the FFTR. Subsequent to the end of the reporting period, the Fed cut the FFTR to 1.50% on October 8, and to 1.00% on October 29, 2008.

The two-year Treasury note yield, reflecting this volatility at the end of the reporting period and the cuts in the FFTR, moved the yield from 4.00% in October 2007 to 1.96% at period end. The AAA-rated two-year tax-exempt municipal bond yield reacted with less volatility as yields moved from 3.48% in October 2007 to a low of 2.04% in February 2008 before ending the reporting period at 2.48%. As Treasury note yields declined 204 basis points during the reporting period and tax-exempt municipal yields declined only 100 basis points, short-term tax-exempt municipal bonds underperformed Treasury notes as Treasury note prices rose due to the significant decline in Treasury yields.

6 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

The tax-exempt municipal yield curve steepened significantly during the 12-month period with short-term interest rates (maturities less than 3 years) declining 73 to 100 basis points while long-term interest rates (maturities beyond 10 years) increased 30 to 70 basis points. A steepening of the yield curve means that as security maturities get longer incremental income from securities increases. As a result of this steepening, and because prices move inversely to yield movement, short-term tax-exempt municipal bonds outperformed intermediate and longer-term tax-exempt municipal bonds over the reporting period.

Credit spreads were wider for BBB rated (or comparable quality) debt than for other investment-grade rated (AAA, AA, A or comparable quality) debt, 7 meaning that the yield on the BBB-rated debt improved to a greater extent than for other investment-grade rated debt. Credit spreads for high-yield tax-exempt municipal debt (noninvestment-grade bonds rated below BBB or unrated of comparable quality) widened more than investment-grade debt, causing high-yield debt to significantly underperform investment-grade debt.

During the reporting period, general obligation bonds, which are secured by taxing powers and prerefunded bonds, which are secured by U.S. treasury securities outperformed most revenue bond sectors. Within the LB1MB, revenue bond sectors that provided essential services such as water and sewer, education and transportation did better than those related to industrial development and pollution control projects, tobacco and healthcare.

DURATION

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration has generally ranged from 0.5 to 1.0 years. As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 0.75 years, and the fund's average dollar-weighted average duration over the reporting period was approximately 0.77 years. The duration of the LB1MB was 1.39 years at the end of the reporting period. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. Because the fund has a structural duration range that is always shorter than the duration of the LB1MB, when interest rates decline, the fund's net asset value will benefit less than LB1MB. The shorter duration of the fund relative to LB1MB benchmark detracted from fund performance over the period, but helped the fund relative to the LTEMMFCA.

7 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

MATURITY/YIELD CURVE

With the Fed cutting the FFTR by 2.75% over the 12-month reporting period, the yield curve steepened significantly. Tax-exempt municipal bonds with maturities from two to four years performed the best, followed by bonds with maturities from one to two years. With significant new cash flows into the fund over the reporting period, the fund was managed with a concentration on maintaining a bar-bell structure of 50%-60% weighting in variable rate demand notes (VRDNs) and municipal auction rate securities (ARS) combined with a 40% to 50% weighting in bonds with maturities from one to three years.

The LB1MB does not contain any bonds with less than one year remaining to maturity nor does it include any VRDNs or ARS. An increase in the portfolio weighting in liquid VRDNs and ARS from 40% to 55% slightly detracted from fund performance relative to LB1MB as these instruments slightly underperformed the positive price performance and total return of bonds contained in the LB1MB. These instruments provided above average tax-exempt income but less of the taxable price gain of the fixed-rate bonds in the LB1MB. 6

Higher coupon tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon tax-exempt municipal bonds (bonds with lower interest rate payments) during the reporting period to help provide protection against the volatility in interest rates. These strategies generally benefited the fund's performance.

SECTOR ALLOCATION

During the 12-month reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities backed by hospital, public power, electric and gas, and industrial development/pollution control projects. The fund allocated less of the portfolio to pre-refunded and general obligation bonds issued by the state and local issuers than the LB1MB. These allocations hurt the fund's performance due to the widening of credit spreads within the overweighted sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. In addition, the fund's modest allocation to floating rate securities whose valuation is linked to the level of tax-exempt municipal versus taxable interest rates detracted from fund performance.

CREDIT QUALITY

With significant new cash inflows into the fund, the overall credit quality and liquidity of the fund was improved significantly over the 12-month reporting period. The average credit quality of the fund was improved to AA from A during the reporting period. Although there was no appreciable change in fundamental tax-exempt municipal credit quality over the period, both the change in risk-taking by investors and the negative impact on market liquidity resulted in underperformance of bonds rated A or BBB relative to bonds rated in the higher-rated categories. The upgrade in the average quality of the portfolio helped the performance of the fund relative to the LB1MB.

GROWTH OF A $250,000 INVESTMENT

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2008, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns for the Period Ended 9/30/2008
1 Year	2.73%
5 Years	2.52%
Start of Performance (10/24/2000)	2.86%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $250,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LB1MB is the one-year (1-2) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million, and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax (AMT). Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average. The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in the LB1MB or the LTEMMFCA. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	47.0%
Hospital	10.6%
Industrial Development Bond/Pollution Control Revenue	6.4%
Public Power	5.0%
General Obligation--Local	4.8%
General Obligation--State	4.7%
Electric and Gas	4.5%
Bank Enhanced	4.4%
Education	4.2%
Transportation	3.1%
Other [2]	4.7%
Other Assets and Liabilities--Net [3]	0.6%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector.

2 For purposes of this table, sector classifications constitute 94.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2008

Principal Amount			Value
		MUNICIPAL BONDS--65.0%
		Alabama--3.2%
$2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	$2,073,278
1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,538,403
14,975,000		Health Care Authority for Baptist Health, AL, (Series B) ARS (Baptist Healthcare System)/(Assured Guaranty Corp. INS), 9.00%, 10/3/2008	14,975,000
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	500,860
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	643,325
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2012	4,051,840
300,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2009	301,566
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	506,805
		TOTAL	24,591,077
		Arizona--2.4%
1,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2009	1,004,750
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,035,860
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,047,320
3,000,000		Maricopa County, AZ Pollution Control Corp., (Series 2005B) ARS (El Paso Electric Co.), 9.650%, 10/3/2008	3,000,000
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,904,450
1,650,000		Yuma, AZ IDA, (Series A) ARS (Yuma Regional Medical Center)/(FSA INS), 14.00%, 10/24/2008	1,650,000
5,625,000		Yuma, AZ IDA, (Series B) ARS (Yuma Regional Medical Center)/(FSA INS), 14.00%, 10/24/2008	5,625,000
		TOTAL	18,267,380
		Arkansas--0.1%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	708,807
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--4.2%
$2,200,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	$2,212,540
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,026,460
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,027,780
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,181,285
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,138,550
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	981,610
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,046,770
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	999,660
9,150,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series 2005B-2) ARS, 4.980%, 10/2/2008	9,150,000
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, (Series 2008), 5.00%, 4/1/2011	2,848,863
		TOTAL	31,613,518
		Colorado--1.8%
175,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	173,378
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,501,650
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	400,312
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	501,570
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,505,075
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,006,720
3,900,000		Denver, CO City & County Airport Authority, (Series F4) ARS (Assured Guaranty Corp. INS), 3.500%, 10/2/2008	3,900,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$700,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$693,511
3,000,000		Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2008	2,994,960
		TOTAL	13,677,176
		Florida--3.7%
3,000,000		Alachua County, FL Health Facilities Authority, Revenue Bonds (Series 2007A), 2.753% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	1,890,000
1,320,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,204,064
54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	33,771
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,048,200
330,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	311,642
2,580,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2009	2,627,188
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,332,830
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,540,307
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,513,027
360,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	353,578
7,000,000		Highlands County, FL Health Facilities Authority, (Series 2007D) ARS (Adventist Health System)/(MBIA Insurance Corp. INS), 8.000%, 10/2/2008	7,000,000
		TOTAL	27,854,607
		Georgia--3.5%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,023,220
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/11/2011	2,134,650
4,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	5,076,576
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$700,000		Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	$677,180
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,988,800
5,000,000		Monroe County, GA Development Authority, PCRBs (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,335,950
735,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	742,585
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,049,850
6,400,000		Rockdale County, GA Hospital Authority, (Series A) ARS (Rockdale Medical Center, Inc.)/(Radian Asset Assurance, Inc. LOC), 7.715%, 10/30/2008	6,400,000
		TOTAL	26,428,811
		Illinois--5.1%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,101,320
3,000,000		Illinois Development Finance Authority, Adjustable Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,932,230
34,000,000		Illinois Finance Authority, (Series 2005) ARS (Southern Illinois Healthcare Enterprises, Inc.)/(FSA INS), 5.000%, 10/15/2008	34,000,000
		TOTAL	39,033,550
		Indiana--2.2%
2,525,000		Carmel Clay Schools, IN, 4.00% TANs, 12/31/2008	2,519,395
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	781,474
9,950,000		Indiana Health Facility Financing Authority, (Series B) ARS (Clarian Health Partners, Inc.)/(MBIA Insurance Corp. INS), 3.230%, 10/1/2008	9,950,000
2,750,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,800,793
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 8/1/2010	992,940
		TOTAL	17,044,602
		Iowa--0.3%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community), Optional Tender 11/15/2008	498,905
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--continued
$1,455,000		Iowa Finance Authority, Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	$1,313,501
685,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	685,281
		TOTAL	2,497,687
		Kansas--0.3%
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	440,137
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,555,187
		TOTAL	1,995,324
		Kentucky--0.4%
2,830,000		University of Louisville, KY, Revenue Bonds (Series 2008A), 4.00%, 9/1/2009	2,872,705
		Louisiana--0.4%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,019,040
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	830,025
		TOTAL	2,849,065
		Maryland--1.4%
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	1,429,590
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,035,050
5,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,279,300
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,154,167
		TOTAL	10,898,107
		Massachusetts--0.6%
675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	690,525
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,419,087
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,525,006
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	$1,043,230
		TOTAL	4,677,848
		Michigan--0.3%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,374,459
750,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	765,150
		TOTAL	2,139,609
		Minnesota--0.3%
2,000,000		St. Louis Park, MN Health Care Facilities, Refunding Revenue Bonds (Series 2008C), 5.50% (Park Nicollet Health Services), 7/1/2009	2,027,400
250,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	251,848
		TOTAL	2,279,248
		Mississippi--0.6%
3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,354,566
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,242,432
		TOTAL	4,596,998
		Missouri--0.5%
1,250,000		Blue Springs, MO, Neighborhood Improvement District LT GO Temporary Notes (Series 2007A), 4.00%, 3/1/2009	1,251,713
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,682,849
1,020,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2009	1,024,406
		TOTAL	3,958,968
		Nebraska--0.2%
425,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	426,993
1,170,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,212,506
		TOTAL	1,639,499
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--1.9%
$2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	$2,054,100
2,350,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,299,452
1,680,000		Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00%, 7/1/2010	1,770,065
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,144,560
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	707,011
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	461,959
1,480,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	963,450
1,445,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,439,018
760,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	738,834
		TOTAL	14,578,449
		New Jersey--2.3%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	503,550
6,636,000		Bayonne, NJ, 5.00% BANs, 10/24/2008	6,634,341
1,400,000		Hudson County, NJ Improvement Authority, (Series 2007), 6.00% RANs (West New York, NJ), 10/14/2008	1,400,434
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	2,053,340
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,037,490
2,950,000		Passaic, NJ Parking Authority, 4.50% RANs (GTD by Passaic, NJ), 5/22/2009	2,957,493
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/10/2008	2,999,520
		TOTAL	17,586,168
		New Mexico--0.3%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012	1,954,360
255,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	257,275
		TOTAL	2,211,635
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--1.3%
$4,000,000		Medina, NY Central School District, 3.50% BANs, 9/3/2009	$4,002,720
1,250,000		MTA Transportation Revenue, (Series 2005D-2) ARS, 8.230%, 10/3/2008	1,250,000
540,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	540,308
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,051,540
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,091,280
		TOTAL	9,935,848
		North Carolina--5.1%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,642,275
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,088,520
1,225,000		North Carolina Medical Care Commission, (Series 2002) ARS (North Carolina Baptist Hospitals, Inc.)/(MBIA Insurance Corp. INS), 8.500%, 10/3/2008	1,225,000
21,275,000		North Carolina Medical Care Commission, (Series 2006D) ARS (University Health Systems of Eastern Carolina)/(AMBAC INS), 9.000%, 10/3/2008	21,275,000
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,543,005
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,405,885
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,126,920
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,121,180
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,134,640
		TOTAL	38,562,425
		Ohio--2.1%
2,310,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	2,294,130
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	984,620
2,210,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	2,210,088
7,280,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	7,263,329
1,200,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,191,636
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	$1,719,690
		TOTAL	15,663,493
		Oregon--0.3%
2,040,000		Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,085,553
		Pennsylvania--1.5%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,539,060
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	3,075,300
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,144,987
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2007), 4.00% TOBs (PSEG Power LLC), Mandatory Tender 1/15/2009	2,002,820
2,700,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 2.533% (Guthrie Healthcare System, PA), 12/1/2017	2,281,500
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	746,880
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	735,893
		TOTAL	11,526,440
		South Carolina--1.2%
3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	3,569,141
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 8.71% (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,475,000
		TOTAL	9,044,141
		Tennessee--1.9%
1,875,000		Knox County, TN Health Education & Housing Facilities Board, (Series 20006B) ARS (Covenant Health Systems)/(Radian Asset Assurance, Inc. INS), 7.050%, 10/3/2008	1,875,000
950,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006B-3) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 6.000%, 10/2/2008	950,000
9,975,000		Knox County, TN Health Education & Housing Facilities Board, (Series B2) ARS (Covenant Health Systems)/(Assured Guaranty Corp. INS), 8.050%, 10/3/2008	9,975,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	$510,960
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	466,776
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	1,007,800
		TOTAL	14,785,536
		Texas--9.5%
15,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2006A) ARS (Dallas Center for the Performing Arts Foundation, Inc.)/(MBIA Insurance Corp. INS), 7.500%, 10/2/2008	15,000,000
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,015,991
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	953,580
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,367,850
1,500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 3.00% (Baylor College of Medicine), 11/15/2009	1,495,935
500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	504,705
755,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	754,094
5,700,000		Harris County, TX HFDC, (Series A) ARS (Hermann Hospital)/(MBIA Insurance Corp. INS), 11.900%, 10/3/2008	5,700,000
15,000,000		Harris County, TX HFDC, (Series A-1) ARS (Baylor College of Medicine)/(AMBAC INS), 8.250%, 10/2/2008	15,000,000
7,600,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 8.50%, 10/3/2008	7,600,000
1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,023,610
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,315,763
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,040,070
3,500,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,620,470
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	$520,115
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	515,110
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	523,575
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	975,090
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	502,770
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 2.289%, 9/15/2010	1,175,000
7,250,000		Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,564,288
1,000,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,033,800
1,500,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,571,445
750,000		Tyler, TX HFDC, Revenue Refunding & Improvement Bonds (Series 2007A), 5.00% (East Texas Medical Center Regional Healthcare System), 11/1/2008	750,690
		TOTAL	72,523,951
		Utah--1.2%
6,600,000		Box Elder County, UT, PCRBs (Series 1984), 3.90% TOBs (Nucor Corp.), Optional Tender 10/1/2008	6,648,114
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,141,360
		TOTAL	9,789,474
		Virginia--1.1%
2,000,000		Charles County, VA IDA, Solid Waste Disposal Refunding Revenue Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	1,997,520
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,009,760
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,003,110
4,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2008	4,000,000
		TOTAL	8,010,390
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--1.3%
$3,140,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	$3,251,219
3,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2011	3,139,440
1,000,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2009	1,019,240
1,585,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2008D), 5.00%, 7/1/2010	1,641,141
825,000		Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2008	825,891
		TOTAL	9,876,931
		West Virginia--1.3%
5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	4,862,400
5,025,000		West Virginia State Hospital Finance Authority, (Series 2007A) ARS (Camden Clark Memorial Hospital)/(Assured Guaranty Corp. INS), 7.500%, 10/3/2008	5,025,000
		TOTAL	9,887,400
		Wisconsin--0.6%
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,014,160
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,880,555
		TOTAL	4,894,715
		Wyoming--0.6%
4,200,000		Albany County, WY, PCRBs (Series 1985), 5.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2008	4,201,764
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $498,739,365)	494,788,899
		SHORT-TERM MUNICIPALS--34.4% [4]
		Alabama--1.3%
9,860,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2005-5) Weekly VRDNs (Baldwin County, AL Board of Education)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.500%, 10/2/2008	9,860,000
		Alaska--0.2%
1,700,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 4.250%, 10/1/2008	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		California--3.9%
$6,350,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 10/1/2008	$6,350,000
200,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 4.000%, 10/1/2008	200,000
300,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 10/1/2008	300,000
300,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs), 3.950%, 10/1/2008	300,000
8,910,000	[1,2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 5.150%, 10/2/2008	8,910,000
9,730,000	[1,2]	California State, MACON Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.950%, 10/2/2008	9,730,000
3,980,000	[1,2]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.900%, 10/2/2008	3,980,000
		TOTAL	29,770,000
		Florida--0.6%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 9.100%, 10/1/2008	4,500,000
		Illinois--0.4%
3,000,000		Chicago, IL Board of Education, (Series 2004C-1) Daily VRDNs (FSA INS)/ (DePfa Bank PLC LIQ), 4.600%, 10/1/2008	3,000,000
		Louisiana--3.6%
5,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 4.850%, 10/1/2008	5,000,000
22,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 4.850%, 10/1/2008	22,000,000
		TOTAL	27,000,000
		Minnesota--0.4%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 8.950%, 10/1/2008	3,250,000
		New Hampshire--1.1%
7,000,000		New Hampshire HEFA, (Series 2007A) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 4.350%, 10/1/2008	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		New Hampshire--continued
$1,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 6.400%, 10/2/2008	$1,300,000
		TOTAL	8,300,000
		New Jersey--1.3%
10,175,000		New Jersey State Educational Facilities Authority, (Series 2005C) ARS (Seton Hall University), 8.00%, 10/2/2008	10,175,000
		New Mexico--2.8%
21,185,000		New Mexico State Hospital Equipment Loan Council, (Series 2005A) Weekly VRDNs (Presbyterian Healthcare Services)/(FSA INS)/(Citibank NA, New York LIQ), 8.150%, 10/2/2008	21,185,000
		New York--1.7%
1,440,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 7.750%, 10/1/2008	1,440,000
11,595,000	[1,2]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.800%, 10/2/2008	11,595,000
		TOTAL	13,035,000
		North Carolina--0.8%
5,585,000	[1,2]	North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.130%, 10/2/2008	5,585,000
500,000		North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 10.000%, 10/1/2008	500,000
		TOTAL	6,085,000
		Oklahoma--0.7%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 8.350%, 10/1/2008	1,000,000
4,000,000	[1,2]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 6.750%, 10/2/2008	4,000,000
		TOTAL	5,000,000
		Pennsylvania--6.6%
31,705,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2007-47) Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(Bank of America N.A. LIQ), 4.410%, 10/2/2008	31,705,000
4,745,000		Hamburg, PA Area School District, (Series of 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 8.250%, 10/2/2008	4,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Pennsylvania--continued
$5,700,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 8.350%, 10/2/2008	$5,700,000
3,620,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 5.000%, 10/1/2008	3,620,000
1,760,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/ (JPMorgan Chase Bank, N.A. LIQ), 4.250%, 10/1/2008	1,760,000
2,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	2,900,000
		TOTAL	50,430,000
		Tennessee--3.3%
1,600,000		Sevier County, TN Public Building Authority, (Series IV-B-2) Daily VRDNs (Greeneville (Town of), TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.500%, 10/1/2008	1,600,000
22,800,000		Sevier County, TN Public Building Authority, (Series IV-C-1) Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.500%, 10/1/2008	22,800,000
400,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 10/1/2008	400,000
		TOTAL	24,800,000
		Texas--3.5%
18,000,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 8.000%, 10/2/2008	18,000,000
2,400,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 4.250%, 10/1/2008	2,400,000
6,400,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 4.250%, 10/1/2008	6,400,000
		TOTAL	26,800,000
		Utah--1.4%
10,900,000		Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/ (GTD by WestLB AG LIQ), 4.250%, 10/1/2008	10,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Virginia--0.8%
$1,000,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	$1,000,000
1,455,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	1,455,000
2,400,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	2,400,000
1,325,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	1,325,000
		TOTAL	6,180,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $261,970,000)	261,970,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $760,709,365) [5]	756,758,899
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	4,497,471
		TOTAL NET ASSETS--100%	$761,256,370

Securities that are subject to the federal alternative minimum tax (AMT) represent 2.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $88,269,450, which represented 11.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At September 30, 2008, these liquid restricted securities amounted to $85,365,000, which represented 11.2% of total net assets.

3 Non-income-producing security.

4 Current rate and next reset date shown for Variable-Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $760,699,764.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC(s)	--Letter of Credit(s)
LT	--Limited Tax
PCFA	--Pollution Control Facilities Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
RANs	--Revenue Anticipation Notes
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable-Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008

Assets:
Total investments in securities, at value (identified cost $760,709,365)		$756,758,899
Cash		36,577
Income receivable		5,690,784
Receivable for investments sold		29,743,333
Receivable for shares sold		12,179,465
TOTAL ASSETS		804,409,058
Liabilities:
Payable for investments purchased	$16,735,759
Payable for shares redeemed	25,632,907
Income distribution payable	530,931
Payable for Directors'/Trustees' fees	331
Payable for distribution services fee (Note 5)	93,301
Payable for shareholder services fee (Note 5)	109,248
Accrued expenses	50,211
TOTAL LIABILITIES		43,152,688
Net assets for 76,759,030 shares outstanding		$761,256,370
Net Assets Consist of:
Paid-in capital		$769,537,663
Net unrealized depreciation of investments		(3,950,466)
Accumulated net realized loss on investments		(4,333,810)
Undistributed net investment income		2,983
TOTAL NET ASSETS		$761,256,370
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$194,720,372 ÷ 19,634,488 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share		$9.92
Class A Shares:
$566,535,998 ÷ 57,124,542 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.92
Offering price per share (100/98.00 of $9.92) [1]		$10.12
Redemption proceeds per share		$9.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2008

Investment Income:
Interest			$14,919,771
Expenses:
Investment adviser fee (Note 5)		$2,261,336
Administrative personnel and services fee (Note 5)		294,603
Custodian fees		15,701
Transfer and dividend disbursing agent fees and expenses		42,068
Directors'/Trustees' fees		9,663
Auditing fees		23,400
Legal fees		14,508
Portfolio accounting fees		100,295
Distribution services fee--Class A Shares (Note 5)		555,739
Shareholder services fee--Class A Shares (Note 5)		550,665
Account administration fee--Class A Shares		2,776
Share registration costs		39,084
Printing and postage		35,232
Insurance premiums		3,392
Taxes		6,793
Miscellaneous		2,306
TOTAL EXPENSES		3,957,561
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(1,503,116)
Waiver of administrative personnel and services fee (Note 5)	(7,686)
Waiver of distribution services fee--Class A Shares (Note 5)	(110,660)
Reduction of custodian fees	(1,594)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,623,056)
Net expenses			2,334,505
Net investment income			12,585,266
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,286,613)
Net change in unrealized depreciation of investments			(3,289,467)
Net realized and unrealized loss on investments			(4,576,080)
Change in net assets resulting from operations			$8,009,186

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,585,266	$8,142,218
Net realized loss on investments	(1,286,613)	(147,971)
Net change in unrealized appreciation/depreciation on investments	(3,289,467)	(553,709)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,009,186	7,440,538
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,676,675)	(5,620,962)
Class A Shares	(6,895,399)	(2,520,965)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,572,074)	(8,141,927)
Share Transactions:
Proceeds from sale of shares	876,468,265	96,788,530
Net asset value of shares issued to shareholders in payment of distributions declared	7,994,458	3,829,225
Cost of shares redeemed	(330,237,970)	(128,759,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	554,224,753	(28,142,134)
Change in net assets	549,661,865	(28,843,523)
Net Assets:
Beginning of period	211,594,505	240,438,028
End of period (including undistributed (distributions in excess of) net investment income of $2,983 and $(112), respectively)	$761,256,370	$211,594,505

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on October 1, 2007. As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	18,256,416	$181,907,226	6,097,526	$61,188,770
Shares issued to shareholders in payment of distributions declared	200,472	1,997,037	170,696	1,713,686
Shares redeemed	(13,203,938)	(131,652,809)	(7,711,987)	(77,409,261)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,252,950	$52,251,454	(1,443,765)	$(14,506,805)

Year Ended September 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	69,734,047	$694,561,039	3,545,246	$35,599,760
Shares issued to shareholders in payment of distributions declared	602,669	5,997,421	210,717	2,115,539
Shares redeemed	(19,949,515)	(198,585,161)	(5,113,477)	(51,350,628)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	50,387,201	$501,973,299	(1,357,514)	$(13,635,329)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	55,640,151	$554,224,753	(2,801,279)	$(28,142,134)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(10,097)	$10,097

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$12,572,074	$8,141,927

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$2,983
Net unrealized depreciation	$(3,940,865)
Capital loss carryforwards and deferrals	$(4,343,411)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At September 30, 2008, the cost of investments for federal tax purposes was $760,699,764. The net unrealized depreciation of investments for federal tax purposes was $3,940,865. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $389,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,329,994.

At September 30, 2008, the Fund had a capital loss carryforward of $3,056,708 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$978,739
2015	$631,311
2016	$148,172

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, for federal income tax purposes, post October losses of $1,286,703 were deferred to October 1, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the Adviser voluntarily waived $1,503,116 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,686 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, FSC voluntarily waived $110,660 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2008, FSC retained $218,972 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2008, FSC retained $7,244 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2008, FSSC received $1,569 of fees paid by the Fund.

On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement for the Fund's Institutional Shares to reduce the shareholder services fee from 0.25% to zero. The amendment to the shareholder services agreement for the Institutional Shares was effective November 30, 2007. For the year ended September 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended September 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $516,305,234 and $496,795,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended September 30, 2008, the Fund's expenses were reduced by $1,594 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2008, were as follows:

Purchases	$693,242,762
Sales	$328,104,293

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised two portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

29363 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $47,500

Fiscal year ended 2007 - $43,200

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,887 respectively.  Fiscal year ended 2007 – N-14 merger filing.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,858 respectively.  Fiscal year ended 2007 – Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $130,362

Fiscal year ended 2007 - $159,522

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008